Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 108,406	$ 90,683	$ 68,613
Other income	276,869	108,322	26,950
Operating expenses:
Research and development	(122,128,314)	(78,654,217)	(25,891,851)
Patent and intellectual property expenses	(166,826)	(160,501)	(428,901)
Administration expenses	(28,115,929)	(17,922,419)	(13,418,193)
Interest expense on DFA	(13,462,160)
Finance income	3,227,496	235,468	372,001
Fair value adjustment gain on DFA	12,302,160
Net foreign exchange (loss)/gain	(489,137)	(2,813,993)	(11,011,961)
Loss before income tax	(148,447,435)	(99,116,657)	(50,283,342)
Income tax benefit	5,926,350	6,299,286	4,938,846
Loss for the year	(142,521,085)	(92,817,371)	(45,344,496)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on investments in financial assets			469,767
Other comprehensive income for the period, net of tax			469,767
Total comprehensive loss for the year	(142,521,085)	(92,817,371)	(44,874,729)
Loss for the year is attributable to:
Owners of the Company	(142,521,085)	(92,817,371)	(45,344,496)
Loss for the year	(142,521,085)	(92,817,371)	(45,344,496)
Total comprehensive loss for the year is attributable to:
Owners of the Company	(142,521,085)	(92,817,371)	(44,874,729)
Total comprehensive loss for the year	$ (142,521,085)	$ (92,817,371)	$ (44,874,729)
Loss per share attributable to the owners of the Company:
- Basic loss per share (cents)	$ (0.3220)	$ (0.2640)	$ (0.1415)
- Diluted loss per share (cents)	$ (0.3220)	$ (0.2640)	$ (0.1415)